DIVIDENDS (Details Narrative)	12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 HKD ($)
Dividends
Declared a dividend	$ 0	$ 7,051,282	$ 55,000,000	$ 9,743,590	$ 76,000,000
Declared dividends amounted		$ 1,057,692	$ 250,000	$ 1,461,539	$ 11,400,000